OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

As at December 31,	2018	2017
Non-current portion of ore stockpiles (Note 18) (i)	$192.0	$106.5
Income tax recoverable and installments	9.3	23.1
Tax credits recoverable (ii)	95.2	118.8
Advances and deposits	42.9	53.1
Other long-term advances	12.7	15.2
	$352.1	$316.7
Current	$118.0	$119.4
Non-current	234.1	197.3
	$352.1	$316.7

(i)
Non-current ore stockpiles represent material not scheduled for processing within the next twelve months at the Company's Chapada, Jacobina and Canadian Malartic mines. Comparatives, which were previously included in Property, Plant and Equipment, have been reclassified to reflect the change in presentation adopted in the current period. At January 1, 2017, the non-current ore stockpile balance was $28.3 million.

(ii)
Tax credits recoverable consist of sales taxes which are recoverable either in the form of a refund from the respective jurisdictions in which the Company operates or against other taxes payable and value-added tax.